Note 6 - Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cost, January 1, 2018	$89,787
Additions	6,039
Effect of foreign exchange	326
Cost, September 30, 201 8	$96,152
Additions	1,800
Effect of foreign exchange	(77)
Cost, December 31, 201 8	$97,875
Additions	450
Write off	(12,126)
Effect of foreign exchange	(1,109)
Cost, September 30, 201 9	$85,090
Accumulated depreciation, January 1, 2018	$59,098
Charge for the period	4,761
Effect of foreign exchange	299
Accumulated depreciation, September 30, 201 8	$64,158
Charge for the period	1,995
Effect of foreign exchange	125
Accumulated depreciation, December 31 , 201 8	$66,278
Charge for the period	4,602
Write off	(12,126)
Effect of foreign exchange	(356)
Accumulated depreciation, September 30, 201 9	$58,398

Net book value, January 1, 2018	$30,689
Net book value, September 30, 2018	$31,994
Net book value, December 31, 2018	$31,597
Net book value, September 30 , 201 9	$26,692